SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Money Market Fund	2

Prime Obligation Fund	5

Government Fund	8

Government II Fund	11

Treasury Fund	14

Treasury II Fund	17

More Information About Fund Investments	20

More Information About Risk	20

Investment Adviser and Sub-Adviser	20

Purchasing and Selling Fund Shares	21

Disclosure of Portfolio Holdings Information	24

Dividends, Distributions and Taxes	25

Financial Highlights	26

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments.

The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration, and as such is intended to qualify as an eligible investment for federally chartered credit unions.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.53% (09/30/00)

Worst Quarter: 0.11% (03/31/04)

The Fund's Class C total return from January 1, 2007 to March 31, 2007 was 1.16%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2006.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Money Market Fund	4.46%	1.90%	3.36%	3.60	%*

* The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.86%
Total Annual Fund Operating Expenses	0.88%*

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Money Market Fund — Class C Shares	0.68%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class C Shares	$90	$281	$488	$1,084

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PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.51% (12/31/00)

Worst Quarter: 0.11% (06/30/04)

The Fund's Class C total return from January 1, 2007 to March 31, 2007 was 1.16%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2006.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Prime Obligation Fund	4.45%	1.88%	3.34%	3.44	%*

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.72%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers and Expense Reimbursements	0.04%
Net Expenses	0.70%*

* The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class C Shares	$72	$233	$408	$915

SEI / PROSPECTUS

GOVERNMENT FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for nine years. The performance information shown is based on full calendar years.

Best Quarter: 1.49% (09/30/00)

Worst Quarter: 0.10% (06/30/04)

The Fund's Class C total return from January 1, 2007 to March 31, 2007 was 1.14%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2006.

Class C Shares	1 Year	5 Years	Since Inception
Government Fund	4.36%	1.82%	3.19	%*

* The inception date for Class C Shares of the Fund is July 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.77%
Total Annual Fund Operating Expenses	0.79%**
Fee Waivers and Expense Reimbursements	0.04%
Net Expenses	0.75%*

* The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses from exceeding 0.75%.

** In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Government Fund — Class C Shares	0.70%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Class C Shares	$77	$248	$435	$974

SEI / PROSPECTUS

GOVERNMENT II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.48% (12/31/00)

Worst Quarter: 0.09% (06/30/04)

The Fund's Class C total return from January 1, 2007 to March 31, 2007 was 1.13%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2006.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Government II Fund	4.35%	1.80%	3.23%	3.25	%*

* The inception date for Class C Shares of the Fund is November 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.72%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers and Expense Reimbursements	0.04%
Net Expenses	0.70%*

* The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund — Class C Shares	$72	$233	$408	$915

SEI / PROSPECTUS

TREASURY FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.47% (12/31/00)

Worst Quarter: 0.08% (06/30/04)

The Fund's Class C total return from January 1, 2007 to March 31, 2007 was 1.14%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2006.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Treasury Fund	4.34%	1.77%	3.19%	3.41	%*

* The inception date for Class C Shares of the Fund is July 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.77%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and Expense Reimbursements	0.09%
Net Expenses	0.70%*

* The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Class C Shares	$72	$243	$430	$970

SEI / PROSPECTUS

TREASURY II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.39% (12/31/00)

Worst Quarter: 0.06% (03/31/04)

The Fund's Class C total return from January 1, 2007 to March 31, 2007 was 1.06%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2006.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Treasury II Fund	4.00%	1.59%	2.94%	3.19	%*

* The inception date for Class C Shares of the Fund is May 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.76%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers and Expense Reimbursements	0.03%
Net Expenses	0.75%*

* The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses from exceeding 0.75%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund — Class C Shares	$77	$246	$430	$963

SEI / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC serves as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser;

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establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. As of April 30, 2007, SIMC had approximately $87.2 billion in assets under management. For the fiscal year ended January 31, 2007, each Fund paid SIMC advisory fees of 0.02% of its average net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period February 1, 2006 through January 31, 2007.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, MA 02110, serves as the Sub-Adviser to each Fund. A team of investment professionals at Columbia manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if

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transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

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CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

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REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.

The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/fund_holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

More information about taxes is in the Funds' SAI.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST — FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS C
2007	$1.00	$0.04	(1)	$—	(1)	$0.04	$(0.04)	$(0.04)	$1.00	4.55%	$243,944	0.68%	0.88%	4.48%
2006	1.00	0.03	(1)	—	(1)	0.03	(0.03)	(0.03)	1.00	2.78	232,072	0.68	0.87	2.83
2005	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.86	152,060	0.68	0.87	0.84
2004	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.54	200,467	0.68	0.87	0.55
2003	1.00	0.01		—		0.01	(0.01)	(0.01)	1.00	1.11	307,236	0.68	0.88	1.10
Prime Obligation Fund
CLASS C
2007	$1.00	$0.04	(1)	$—	(1)	$0.04	$(0.04)	$(0.04)	$1.00	4.53%	$780,951	0.70%	0.74%	4.45%
2006	1.00	0.03	(1)	—	(1)	0.03	(0.03)	(0.03)	1.00	2.77	779,625	0.70	0.73	2.76
2005	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.83	730,310	0.70	0.73	0.82
2004	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.52	864,829	0.70	0.73	0.52
2003	1.00	0.01		—		0.01	(0.01)	(0.01)	1.00	1.07	929,285	0.70	0.73	1.07

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	Net Asset Value, Beginning of Year	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
CLASS C
2007	$1.00	$0.04	(1)	$—	(1)	$0.04	$(0.04)	$(0.04)	$1.00	4.45%	$137,375	0.70%	0.79%	4.37%
2006	1.00	0.03	(1)	—	(1)	0.03	(0.03)	(0.03)	1.00	2.70	129,416	0.70	0.78	2.74
2005	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.80	86,267	0.70	0.78	0.77
2004	1.00	—	(1)	—	(1)	—	— (2)	— (2)	1.00	0.49	105,763	0.70	0.78	0.50
2003	1.00	0.01		—		0.01	(0.01)	(0.01)	1.00	1.02	138,864	0.70	0.78	1.02
Government II Fund
CLASS C
2007	$1.00	$0.04	(1)	$—	(1)	$0.04	$(0.04)	$(0.04)	$1.00	4.44%	$4,089	0.70%	0.74%	4.38%
2006	1.00	0.03	(1)	—	(1)	0.03	(0.03)	(0.03)	1.00	2.67	4,457	0.70	0.73	2.39
2005	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.76	18,637	0.70	0.73	0.71
2004	1.00	—	(1)	—	(1)	—	— (2)	— (2)	1.00	0.46	46,853	0.70	0.72	0.46
2003	1.00	0.01		—		0.01	(0.01)	(0.01)	1.00	1.00	54,860	0.70	0.73	1.00
Treasury Fund
CLASS C
2007	$1.00	$0.04	(1)	$—	(1)	$0.04	$(0.04)	$(0.04)	$1.00	4.43%	$100,928	0.70%	0.79%	4.34%
2006	1.00	0.03	(1)	—	(1)	0.03	(0.03)	(0.03)	1.00	2.62	113,403	0.70	0.78	2.70
2005	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.71	68,932	0.70	0.78	0.66
2004	1.00	—	(1)	—	(1)	—	— (2)	— (2)	1.00	0.46	109,647	0.70	0.78	0.45
2003	1.00	0.01		—		0.01	(0.01)	(0.01)	1.00	1.01	103,015	0.70	0.79	0.98
Treasury II Fund
CLASS C
2007	$1.00	$0.04	(1)	$—	(1)	$0.04	$(0.04)	$(0.04)	$1.00	4.10%	$20,267	0.75%	0.78%	4.04%
2006	1.00	0.02	(1)	—	(1)	0.02	(0.02)	(0.02)	1.00	2.33	2,602	0.75	0.78	2.03
2005	1.00	0.01	(1)	—	(1)	0.01	(0.01)	(0.01)	1.00	0.59	31,370	0.75	0.78	0.54
2004	1.00	—	(1)	—	(1)	—	— (2)	— (2)	1.00	0.31	58,424	0.75	0.78	0.30
2003	1.00	0.01		—		0.01	(0.01)	(0.01)	1.00	0.91	92,554	0.75	0.78	0.90

Amounts designated as "—" are $0 or have been rounded to $0.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share calculations were performed using average shares.

(2) Amount represents less than $0.01 per share.

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2007 includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports typically list the Funds' holdings and contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

CMS-F-038 (5/07)

SEI Daily
Income Trust

Prospectus as of May 31, 2007

Money Market Fund

Prime Obligation Fund

Government Fund

Government II Fund

Treasury Fund

Treasury II Fund

Class C

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.